Right-of-Use Asset - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Right of Use Asset [Line Items]
Depreciation expense	$ 57,687	$ 42,644
Additional Extension Operating Lease Right Of Use Asset	78,580
General and Administrative Expense [Member]
Right of Use Asset [Line Items]
Depreciation expense	20,708	15,740
Research and Development Expense [Member]
Right of Use Asset [Line Items]
Depreciation expense	$ 36,979	$ 26,904